Federal Income Taxes	12 Months Ended
Dec. 31, 2022
Federal Income Taxes [Abstract]
Federal Income Taxes	23. Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Current	$3	$12	$(61)
Deferred	364	853	(15)
Federal income tax expense (benefit)	$367	$865	$(76)

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Income (loss) before taxes	$1,725	$4,643	$423
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	362	975	89
Effect of:
Tax-preferred investment income (1)	(90)	(88)	(98)
Tax credits	(42)	(26)	(39)
Excess tax benefits from stock-based compensation	(1)	-	3
Goodwill impairment	133	-	-
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	-	(37)
Other items	5	4	6
Federal income tax expense (benefit)	$367	$865	$(76)
Effective tax rate	21%	19%	-18%

(1)Relates primarily to separate account dividends eligible for the dividends-received deduction.

(2)In 2020, we recognized a $37 million tax benefit attributable to the carry back of a 2020 net operating loss under the provisions of the Coronavirus Aid, Relief, and Economic Security Act, which provides for a five-year carryback period.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2022	2021
Current	$83	$142
Deferred	1,313	(2,678)
Total federal income tax asset (liability)	$1,396	$(2,536)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2022	2021
Deferred Tax Assets
Insurance liabilities and reinsurance-related balances	$410	$1,338
Reinsurance-related embedded derivative liability	-	43
Compensation and benefit plans	172	198
Intangibles	21	24
Net unrealized loss on fixed maturity AFS securities	2,265	-
Net unrealized loss on trading securities	70	-
Investment activity	273	-
Tax credits	101	58
Net operating losses	278	292
MRB-related activity	-	485
Other	57	62
Total deferred tax assets	$3,647	$2,500
Deferred Tax Liabilities
DAC	$1,529	$1,520
VOBA	213	232
Net unrealized gain on fixed maturity AFS securities	-	2,830
Net unrealized gain on trading securities	-	65
Investment activity	-	325
Reinsurance-related embedded derivative asset	87	-
MRB-related activity	134	-
Other	371	206
Total deferred tax liabilities	$2,334	$5,178
Net deferred tax asset (liability)	$1,313	$(2,678)

As of December 31, 2022, we have $101 million of federal income tax credits that can be carried forward to 2030 through 2032. As of December 31, 2022, we have $1.3 billion of net operating losses to carry forward to future years. The net operating losses arose in tax years 2018 and 2021, and under the Tax Cuts and Jobs Act changes, have an unlimited carryforward period. As a result, management believes that it is more likely than not that the deferred tax asset associated with the loss carryforwards will be realized. Inclusive of the tax attribute for the net operating losses, although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2019. In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2023. We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2022	2021
Balance as of beginning-of-year	$53	$51
Increases for prior year tax positions	5	2
Settlements for prior year tax positions	(6)	-
Balance as of end-of-year	$52	$53

As of December 31, 2022 and 2021, $52 million and $53 million, respectively, of our unrecognized tax benefits presented above, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate. We anticipate that it is reasonably possible that unrecognized tax benefits associated with separate account dividends-received deduction and tax credits will decrease by $8 million by the end of 2023, upon the completion of the examination of our refund claims for 2014 and 2015.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2022, 2021 and 2020, we recognized no interest and penalty expense (benefit), and there was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2022 and 2021.